DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION - Capital expenditures (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Total capital expenditures for reportable segments	$ 57,865	$ 1,307	$ 72,635
Corporate capital expenditures			1,447
Consolidated capital expenditures	57,865	1,307	74,082
Upstream [Member]
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Total capital expenditures for reportable segments	32,364	$ 1,307	45,354
Midstream [Member]
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Total capital expenditures for reportable segments	$ 25,501		26,177
Marketing And Trading [Member]
DISCLOSURE ABOUT SEGMENTS AND RELATED INFORMATION
Total capital expenditures for reportable segments			$ 1,104